Trade receivables (Details 3) $ in Millions	Dec. 31, 2023 ARS ($)
Five percent increase in uncollectiibility rate estimate [member]
IfrsStatementLineItems [Line Items]
Allowance	$ 6,553
Variation	312
Five percent decrease in uncollectiibility rate estimate [member]
IfrsStatementLineItems [Line Items]
Allowance	5,928
Variation	$ (313)